Financial Instruments (Details) - Schedule of Relevant In the Determination of Fair Value of the Private Warrants	6 Months Ended
Jun. 30, 2023
Private warrants [Member]
Financial Instruments (Details) - Schedule of Relevant In the Determination of Fair Value of the Private Warrants [Line Items]
Expected term (years)	7 years
Expected volatility	81.10%
Dividend yield
Risk free interest rate	4.08%
Embedded derivative [Member]
Financial Instruments (Details) - Schedule of Relevant In the Determination of Fair Value of the Private Warrants [Line Items]
Expected term (years)	4 years
Expected volatility	79.60%
Dividend yield
Risk free interest rate	4.38%